As filed with the U.S. Securities and Exchange Commission on June 10, 2008

Registration No. 333-148744

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 426-3750

James R. Bordewick, Jr.

c/o Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered: Shares of beneficial interest of Columbia Daily Cash Reserves, a series of the Registrant.

No filing fee is required because Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. No filing fee is due because of reliance on Section 24(f).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Registration Statement of Columbia Funds Series Trust (the “Registrant”) on Form N-14 (the “Registration Statement”) is being filed solely for the purpose of adding the enclosed exhibits to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Post-Effective Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 filed on March 17, 2008.

PART C

OTHER INFORMATION

ITEM 15.	Indemnification

Article VII of the Declaration of Trust of Columbia Funds Series Trust (the “Registrant”) provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agent is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with Columbia Management Advisors, LLC (“CMA”);

2.	Distribution Agreement with Columbia Management Distributors, Inc. (“CMD”);

3.	Master Custodian Agreement with State Street Bank and Trust Company; and

4.	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement with Columbia Management Services, Inc. (“CMS”).

The Registrant has entered into a Cross Indemnification Agreement with Columbia Funds Master Investment Trust LLC (“Master Trust”) dated September 26, 2005. The Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities to which the Registrant may become subject under the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940 (the “1940 Act”), or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Registrant for use in the Offering Documents.

The Registrant will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the 1933 Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Registrant expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Registrant shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party described in the previous two paragraphs of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.	Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645), unless otherwise noted.

Exhibit No.	Description

(1)(a)	Certificate of Trust dated October 22, 1999 is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed February 10, 2000.

(1)(b)	Certificate of Amendment of Certificate of Trust dated September 21, 2005 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed November 21, 2005.

(1)(c)	Amended and Restated Declaration of Trust dated September 26, 2005 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed November 21, 2005.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization dated April 17, 2008, by and among Excelsior Funds, Inc., on behalf of its Money Fund; Registrant, on behalf of its Columbia Daily Cash Reserves; and Columbia Management Advisors, LLC (“CMA”) is filed herewith.

(5)	Not Applicable.

(6)(a)(i)	Investment Advisory Agreement between CMA and the Registrant dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007, and Schedule I current as of July 1, 2007 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

(6)(a)(ii)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed November 21, 2005.

(6)(b)(i)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(6)(b)(ii)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed November 21, 2005.

(6)(c)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(6)(d)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(6)(e)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC and the Registrant dated as of December 14, 2007 is to be filed by amendment to the Registration Statement.

(6)(f)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC and the Registrant on behalf of Columbia Multi-Advisory International Equity Fund dated September 30, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(7)	Distribution Agreement with Columbia Management Distributors, Inc. (“CMD”) dated September 26, 2005, Schedule I current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed on February 28, 2007 and Schedule II current as of May 30, 2007 is to be filed by amendment to the Registration Statement.

(8)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003 is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed July 30, 2004.

(9)(a)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, Appendix A last amended September 26, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(9)(b)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street dated June 1, 2006 is incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed June 14, 2006.

(10)(a)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I amended February 15, 2006 is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement filed February 28, 2006.

(10)(b)	Distribution Plan relating to all share classes of the Registrant, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007 and Exhibits I and II amended May 30, 2007 are to be filed by amendment to the Registration Statement.

(11)	Opinion of Morrison & Foerster LLP is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(12)	Opinion of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders of the Money Fund Reorganization, as described in the prospectus/proxy statement is filed herewith.

(13)(a)	Administration Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed on February 28, 2007 and Schedule B current as of February 15, 2007 is to be filed by amendment to the Registration Statement.

(13)(b)(i)	Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA dated December 15, 2006 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

(13)(b)(ii)	Letter Agreement Regarding Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA dated June 29, 2007 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

(13)(b)(iii)	Amendment No. 1 to Pricing and Bookkeeping Oversight and Services Agreement among the Registrant, the other parties listed on Schedule A and CMA dated June 29, 2007 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

(13)(c)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of May 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(d)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of May 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(e)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of May 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(f)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(13)(g)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement filed February 28, 2007.

(13)(h)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of May 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(i)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among CMS (formerly, Columbia Fund Services, Inc.), CMA and the Registrant dated October 17, 2007, Appendix I current as of October 17, 2007 is to be filed by amendment to the Registration Statement.

(13)(j)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust LLC (the Master Trust) and the Registrant dated September 26, 2005 is incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement filed June 14, 2006.

(13)(k)	Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, CMA and CMD dated March 30, 2007, Schedule A current as of June 21, 2007 is to be filed by amendment to the Registration Statement.

(13)(l)	Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street dated December 15, 2006 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

(13)(m)	Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street dated December 15, 2006 is incorporated by reference to the Registration Statement on Form N-14 filed on December 17, 2007.

13(n)	Uncommitted Line of Credit among the Registrant, the other parties listed on Appendix I and State Street, dated December 2007 is to be filed by amendment to the Registration Statement.

(13)(o)(i)	Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street Bank and Trust Company dated October 19, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(o)(ii)	Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company dated March 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(o)(iii)	Amendment Agreement No. 1 and Instrument of Adherence dated October 18, 2007 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(i)	Uncommitted Line of Credit Agreement among the Registrant, the other parties listed on Appendix 1 and State Street Bank and Trust Company dated September 19, 2005 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(ii)	Amendment No. 1 to the Uncommitted Line of Credit Agreement dated February 15, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(iii)	Amendment No. 2 to the Uncommitted Line of Credit Agreement dated June 7, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(iv)	Amendment No. 3 to the Uncommitted Line of Credit Agreement dated September 15, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(v)	Amendment No. 4 to the Uncommitted Line of Credit Agreement dated October 19, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(vi)	Amendment No. 5 to the Uncommitted Line of Credit Agreement dated September 17, 2007 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(vii)	Amendment No. 6 to the Uncommitted Line of Credit Agreement dated October 18, 2007 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(13)(p)(viii)	Notice and Acknowledgement to Uncommitted Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company dated March 30, 2007 is to be filed by amendment to the Registration Statement.

(13)(q)	Securities Lending Authorization Agreement is to be filed by amendment to the Registration Statement.

(14)	Consent of PricewaterhouseCoopers, LLP is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

(15)	Not Applicable.

(16)	Powers of Attorney dated January 1, 2008 for Registrant’s Trustees are incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement filed January 23, 2008.

(17)	Form of Proxy Ballot is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on December 17, 2007.

ITEM 17.	UNDERTAKINGS.

(1)	The Trust agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 10th day of June, 2008.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson Christopher L. Wilson	President and Chief Executive Officer (Principale Executive Officer)	June 10, 2008

/s/ J. Kevin Connaughton J. Kevin Connaughton	Senior Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)	June 10, 2008

/s/ Jeffrey R. Coleman Jeffrey R. Coleman	Treasurer	June 10, 2008

/s/ Marybeth C. Pilat Marybeth C. Pilat	Chief Accounting Officer	June 10, 2008

* William P. Carmichael	Trustee	June 10, 2008

* Edward J. Boudreau, Jr.	Trustee	June 10, 2008

* William A. Hawkins	Trustee	June 10, 2008

* R. Glenn Hilliard	Trustee	June 10, 2008

* Minor M. Shaw	Trustee	June 10, 2008

* John J. Nagorniak	Trustee	June 10, 2008

* Anthony M. Santomero	Trustee	June 10, 2008

*By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton** Attorney-in-Fact for each Trustee

**	Executed by J. Kevin Connaughton on behalf of each of those indicated pursuant to a Power of Attorney dated January 1, 2008, incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed January 23, 2008.

COLUMBIA FUNDS SERIES TRUST

N-14 Exhibit Index

Item	Description

(4)	Agreement and Plan of Reorganization dated April 17, 2008, by and among Excelsior Funds, Inc., on behalf of its Money Fund; Registrant, on behalf of its Columbia Daily Cash Reserves; and Columbia Management Advisors, LLC

(12)	Opinion of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders of the Money Fund Reorganization